Intangible assets, net (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Rate (6.08+ inflation%)
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, Impairment value of intangible assets at discount rate plus inflation	$ 3,065
Estimated rate (5.59%+ inflation) | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, Impairment value of intangible assets at estimated discount rate plus inflation	11,433
Sensitivity analysis, Impact of estimated discount rate plus inflation, Increase (decrease) in Impairment of intangible assets	8,380
Estimated rate (6.6%+inflation) | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, Impairment value of intangible assets at estimated discount rate plus inflation	(4,737)
Sensitivity analysis, Impact of estimated discount rate plus inflation, Increase (decrease) in Impairment of intangible assets	$ (7,790)
Rate (6.8+inflation%)
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, Impairment value of intangible assets at discount rate plus inflation		$ 16,638
Estimated rate (6.54%+ inflation) | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, Impairment value of intangible assets at estimated discount rate plus inflation		11,745
Sensitivity analysis, Impact of estimated discount rate plus inflation, Increase (decrease) in Impairment of intangible assets		(4,893)
Estimated rate (7.08%+inflation) | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, Impairment value of intangible assets at estimated discount rate plus inflation		21,634
Sensitivity analysis, Impact of estimated discount rate plus inflation, Increase (decrease) in Impairment of intangible assets		$ 4,996